Note 8 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Recurring Basis (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 8 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Recurring Basis [Line Items]
Available for sale investment securities	$ 48,220	$ 53,325	$ 62,077
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note 8 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Recurring Basis [Line Items]
Available for sale investment securities	40,245	45,393	36,613
US States and Political Subdivisions Debt Securities [Member]
Note 8 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Recurring Basis [Line Items]
Available for sale investment securities	40,245	45,393	36,613
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note 8 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Recurring Basis [Line Items]
Available for sale investment securities	7,975	7,932	5,810
Corporate Debt Securities [Member]
Note 8 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Recurring Basis [Line Items]
Available for sale investment securities	7,975	7,932	5,810
Fair Value, Inputs, Level 2 [Member]
Note 8 - Fair Value Measurements - 10Q (Details) - Assets Measured at Fair Value on a Recurring Basis [Line Items]
Available for sale investment securities	$ 48,220	$ 53,325	$ 62,077